Provisions (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Provisions
Provisions beginning, balance	$ 50,315	$ 48,737
Additions	7,841	7,226
Decreases	(1,401)	(2,657)
Participation in the results	78	124
Inflation adjustment	(881)	(826)
Currency translation adjustment	393	303
Incorporation by business combination	16
Used during the year	(1,442)	(2,592)
Provisions ending, balance	54,919	50,315
Legal Claims [Member]
Provisions
Provisions beginning, balance	50,100	48,708
Additions	7,841	7,117
Decreases	(1,292)	(2,610)
Participation in the results	0	0
Inflation adjustment	(881)	(826)
Currency translation adjustment	393	30
Incorporation by business combination	16
Used during the year	(1,442)	(2,592)
Provisions ending, balance	54,735	50,100
Investments In Associates And Joint Ventures [Member]
Provisions
Provisions beginning, balance	215	29
Additions	0	109
Decreases	(109)	(47)
Participation in the results	78	124
Inflation adjustment	0	0
Currency translation adjustment	0	0
Incorporation by business combination	0
Used during the year	0	0
Provisions ending, balance	$ 184	$ 215